Commitments and contingencies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Mar. 26, 2020
Guarantor Obligations [Line Items]
Maximum guarantee	$ 173		$ 361
Loss incident - amounts recovered			4
Insurance receivable	1		14
Loss of hire insurance settlement	0	$ 0	10	$ 0
Loss from Catastrophes
Guarantor Obligations [Line Items]
Loss incident - costs to repair equipment			19
Guarantees in favor of customers
Guarantor Obligations [Line Items]
Maximum guarantee			215
Guarantees in favor of customers | Seadrill Partners LLC
Guarantor Obligations [Line Items]
Maximum guarantee	7		15
Guarantees in favor of customers | Northern Drilling
Guarantor Obligations [Line Items]
Maximum guarantee	0		150
Guarantees in favor of customers | Sonadrill
Guarantor Obligations [Line Items]
Maximum guarantee	0		50
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee	165
Guarantee in favor of banks | Seabras Sapura
Guarantor Obligations [Line Items]
Maximum guarantee	165		146
Guarantee in favor of suppliers | Seadrill Partners LLC
Guarantor Obligations [Line Items]
Maximum guarantee	$ 1		$ 0
Subsequent Event | Guarantee in favor of banks | SeaMex
Guarantor Obligations [Line Items]
Maximum guarantee					$ 22